CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CUSTOMER AND SUPPLIER ACCOUNTED REVENUE

The following customers accounted for 10% or more of revenue for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023		2024			2025
	HK$	%	HK$	%		HK$	%
Customer A	16,254,119	11.5	14,820,196	8.2	*	-	-
Customer C	-	-	29,888,779	16.4		13,753,584	5.5	*
Customer M	46,353,154	32.8	21,959,106	12.1		7,859,280	3.1	*
Customer S	25,300,000	17.9	12,825,000	7.1	*	16,170,100	6.4	*
Customer R	-	-	-	-		39,312,000	15.6
Customer Y	-	-	-	-		27,417,000	10.9

*	Represents less than 10%

The following customers accounted for 10% or more of the Company’s gross accounts receivable as of December 31, 2024 and 2025:

	As of December 31, 2024			As of December 31, 2025
	HK$	%		HK$	%
Company H	2,973,893	15.9		8,876,390	16.3
Customer T	-	-		9,787,854	18.0
Customer F	1,167,373	6.3	*	10,274,516	18.9
Customer W	-	-		9,285,744	17.1
Customer S	-	-		5,715,700	10.5
Customer C	4,512,144	24.2		-	-
Customer M	3,014,310	16.2		-	-

*	Represents less than 10%

The following supplier accounted for 10% or more of cost of revenue for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	%
Supplier D	12,255,968	10.1	29,485,639	18.8	21,584,467	9.9	*
Supplier I	42,266,819	34.8	37,669,105	24.1	28,210,569	12.9
Supplier T	42,655,527	35.1	59,812,774	38.2	86,770,342	39.7

*	Represents less than 10%

The following suppliers accounted for 10% or more of the Company’s accounts payable as of December 31, 2024 and 2025:

	As of December 31, 2024		As of December 31, 2025
	HK$	%	HK$	%
Supplier D	1,143,274	25.1	3,277,601	25.8
Supplier I	1,156,751	25.4	2,414,921	19.0
Supplier C	-	-	5,500,000	43.3
Supplier T	700,000	15.4	700,000	5.5	*
Supplier A	923,051	20.3	-	-

*	Represents less than 10%